Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.7%
41,493	iShares Russell 2000 ETF	$9,076,594	1.5
118,895	Vanguard S&P 500 ETF	46,892,188	7.7
248,601	Vanguard Value ETF	33,653,117	5.5

	Total Exchange-Traded Funds
	(Cost $72,584,402)	89,621,899	14.7

MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
4,650,896	Voya High Yield Bond Fund - Class R6	37,579,243	6.2
2,416,693	Voya Intermediate Bond Fund - Class R6	24,964,437	4.1
190,959	Voya Large-Cap Growth Fund - Class R6	12,038,046	2.0
1,694,957	Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,559,932	4.0
4,388,643	Voya Multi-Manager International Equity Fund - Class I	60,651,048	9.9
1,659,004	Voya Multi-Manager International Factors Fund - Class I	18,232,452	3.0
2,654,386	Voya Multi-Manager Mid Cap Value Fund - Class I	30,366,181	5.0
4,335,514	Voya U.S. Stock Index Portfolio - Class I	86,320,086	14.2
1,111,632	VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,516,981	2.0
1,698,775	VY® Columbia Contrarian Core Portfolio - Class I	36,370,765	6.0
1,062,108	VY® Invesco Comstock Portfolio - Class I	21,242,162	3.5
1,049,612	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	21,223,162	3.5
1,954,292	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	61,364,765	10.1
2,108,195	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	30,126,100	4.9
370,193	VY® T. Rowe Price Growth Equity Portfolio - Class I	42,065,003	6.9

	Total Mutual Funds
	(Cost $453,014,763)	519,620,363	85.3

Total Investments in Securities (Cost $525,599,165)	$609,242,262	100.0
Assets in Excess of Other Liabilities	267,809	0.0
Net Assets	$609,510,071	100.0

(1)	Non-income producing security.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$89,621,899	$–	$–	$89,621,899
Mutual Funds	519,620,363	–	–	519,620,363
Total Investments, at fair value	$609,242,262	$–	$–	$609,242,262

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$35,646,425	$5,693,872	$(3,838,581)	$77,527	$37,579,243	$1,397,645	$67,620	$-
Voya Intermediate Bond Fund - Class R6	23,568,155	4,674,139	(2,466,464)	(811,393)	24,964,437	479,988	137,670	-
Voya Large-Cap Growth Fund - Class R6	18,365,251	734,577	(7,031,971)	(29,811)	12,038,046	-	2,387,760	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,872,205	16,314,413	(18,572,922)	(4,053,764)	24,559,932	-	4,343,015	-
Voya Multi-Manager International Equity Fund - Class I	48,869,138	16,561,452	(5,411,010)	631,468	60,651,048	-	1,293,291	-
Voya Multi-Manager International Factors Fund - Class I	30,440,143	851,976	(13,483,446)	423,779	18,232,452	-	1,816,078	-
Voya Multi-Manager Mid Cap Value Fund - Class I	24,416,999	5,795,553	(4,041,843)	4,195,472	30,366,181	-	92,255	-
Voya U.S. Stock Index Portfolio - Class I	89,869,678	11,475,880	(16,120,975)	1,095,503	86,320,086	-	4,300,783	8,323,320
VY® Brandywine Global - Bond Portfolio - Class I	11,769,859	2,833,710	(1,215,140)	(871,448)	12,516,981	195,327	86,926	777,524
VY® Columbia Contrarian Core Portfolio - Class I	30,236,222	10,775,230	(3,387,638)	(1,253,049)	36,370,765	218,719	1,383,340	3,879,994
VY® Invesco Comstock Portfolio - Class I	20,736,054	8,705,763	(10,500,043)	2,300,388	21,242,162	63,131	2,196,576	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	37,078,081	2,609,519	(17,661,027)	(803,411)	21,223,162	77,614	4,783,354	982,567
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	59,604,321	9,919,752	(6,859,463)	(1,299,845)	61,364,765	47,148	1,229,358	7,182,499
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	24,727,532	11,774,978	(3,398,182)	(2,978,228)	30,126,100	2,073	748,612	4,614,556
VY® T. Rowe Price Growth Equity Portfolio - Class I	24,127,893	22,960,384	(3,852,330)	(1,170,944)	42,065,003	-	1,146,614	3,456,097
	$510,327,956	$131,681,198	$(117,841,035)	$(4,547,756)	$519,620,363	$2,481,645	$26,013,252	$29,216,557

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $535,780,755.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$73,927,946
Gross Unrealized Depreciation	(466,439)
Net Unrealized Appreciation	$73,461,507